UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 21327

Dreyfus Premier Balanced Opportunity Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)
(Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end: 11/30

Date of reporting period: 8/31/04

FORM N-Q
Item 1.	Schedule of Investments.

Dreyfus Premier Balanced Opportunity Fund
Statement of Investments (Unaudited)
August 31, 2004

Common Stocks-65.5%	Shares		Value($)

Consumer Discretionary-10.3%
Blyth	130,000		3,901,300
Catalina Marketing	345,700	[a]	7,778,250
Interpublic Group of Companies	775,000	[a]	8,176,250
Kohl's	170,000	[a]	8,411,600
Liberty Media	840,000	[a]	7,484,400
McDonald's	280,000		7,565,600
Time Warner	500,000	[a]	8,175,000
Viacom, Cl. B	250,000		8,327,500
			59,819,900

Consumer Staples-5.1%
Altria Group	170,000		8,321,500
CVS	160,000		6,400,000
Coca-Cola	180,000		8,047,800
Kimberly-Clark	100,000		6,670,000
			29,439,300

Energy-2.9%
ChevronTexaco	90,000		8,775,000
Exxon Mobil	170,000		7,837,000
			16,612,000

Financial-9.8%
American Equity Investment Life Holding	310,000		2,836,500
Bank of America	270,000		12,144,600
Berkshire Hathaway, Cl. A	65	[a]	5,655,000
Citigroup	185,000		8,617,300
Federal Home Loan Mortgage	100,000		6,712,000
Federal National Mortgage Association	115,000		8,561,750
J.P. Morgan Chase & Co.	305,000		12,071,900
			56,599,050

Health Care-15.8%
AmerisourceBergen	125,000		6,762,500
Bristol-Myers Squibb	330,000		7,830,900
Cardinal Health	310,000		14,012,000
First Health Group	800,000	[a]	12,200,000
IMS Health	250,000		5,832,500
McKesson	330,000		10,213,500
Merck & Co.	170,000		7,644,900

Pfizer	360,000		11,761,200
Schering-Plough	345,000		6,368,700
Wyeth	245,000		8,959,650
			91,585,850

Industrials-7.2%
Career Education	260,000	[a]	8,018,400
Cendant	325,000	[a]	7,029,750
Corinthian Colleges	825,000	[a]	9,380,250
General Electric	350,000		11,476,500
Tyco International	180,000		5,637,600
			41,542,500

Information Technology-12.4%
BISYS Group	820,000	[a]	11,644,000
Electronic Data Systems	650,000		12,493,000
First Data	258,000		10,900,500
Fiserv	260,000	[a]	9,042,800
Microsoft	490,000		13,377,000
Sabre Holdings	280,000		6,440,000
Unisys	750,000	[a]	7,530,000
			71,427,300

Telecommunication Services-2.0%
SBC Communications	440,000		11,347,600

Total Common Stocks
(cost $363,646,033)			378,373,500

			Principal
Preferred Stocks-3.1%	Shares		Amount($)

Auto Manufactoring-.9%
General Motors,
Cum., $1.84	200,000	[b]	5,175,000

Financial-1.3%
Citigroup Capital VII,
Cum., $1.78	285,000		7,561,421

Telecommunications-.9%
Verizon South,
Cum., Ser.F, $1.75	200,000		5,331,260

Total Preferred Stocks
(cost $17,406,120)			18,067,681

	Principal
Bonds & Notes-28.5%	Amount($)	Value($)

Agricultural Biotech-.7%
Altria Group,
Notes, 6.375%, 2/1/2006	4,000,000	4,156,144

Auto Manufactoring-.3%
Ford Motor Co, Notes:
8.875%, 4/1/2006	1,015,000	1,081,957
7.25%, 10/1/2008	500,000	541,489
		1,623,446

Auto Parts & Equipment-.4%
Johnson Controls,
Notes, 6.3%, 2/1/2008	2,000,000	2,197,338

Banking-2.1%
Bank of America Corp.,
Sr. Notes, 6.375%, 5/15/2005	1,074,000	1,105,150
Sub Notes, 7.125%, 3/1/2009	3,200,000	3,623,149

First Union,
Sub. Notes, 6.4%, 4/1/2008	2,000,000	2,187,974

US Bank NA,
Notes, 2.85%, 11/15/2006	4,000,000	4,001,692

Wells Fargo Bank,
Sub. Deb., 7.55%, 6/21/2010	1,000,000	1,176,548
		12,094,513

Chemicals-.5%
Chevron Phillips,
Notes, 5.375%, 6/15/2007	1,500,000	1,578,617

du Pont (E.I.) de Nemours,
Notes, 6.75%, 10/15/2004	1,500,000	1,508,682
		3,087,299

Commercial Services-.3%
General American Transportation,
Notes, 8.625%, 12/1/2004	1,500,000	1,523,124

Computers-1.2%
Electronic Data Systems,

Notes, 6.85%, 10/15/2004	3,000,000	[b]	3,011,547

International Business Machines,
Notes, 2.375%, 11/01/2006	4,000,000		3,977,892
			6,989,439

Financial-6.9%
Bear Stearns,
Sr. Notes, 3.5%, 2/15/2009	1,182,000		1,154,481

Boeing Capital,
Sr. Notes, 5.65%, 5/15/2006	1,935,000		2,030,370

Caterpillar,
Notes, 3.7%, 8/15/2008	5,000,000	[b]	5,021,360

CIT Group,
Sr. Notes, 7.125%, 10/15/2004	5,010,000		5,042,680

Citicorp,
Sub. Notes, 6.375%, 11/15/2008	5,000,000		5,514,685

General Electric Capital,
Debs., 8.75%, 5/21/2007	1,540,000		1,769,985

Ford Motor Credit,
Notes, 6.875%, 2/1/2006	1,000,000	[b]	1,052,242

GATX Financial Corp.,
Notes, 6.86%, 10/13/2005	1,000,000		1,016,376

Goldman Sachs,
Notes, 7.35%, 10/1/2009	6,000,000		6,898,950

International Lease Finance, Notes:
Notes, 4.75%, 7/1/2009	4,015,000	[b]	4,128,331
Notes, 4.55%, 10/15/2009	4,000,000		4,093,492

Textron Financial Corp.,
Notes, 2.42%, 4/24/2006	2,000,000		2,036,168
			39,759,120

Electric -.6%
Wisconsin Energy,
Sr. Notes, 5.875%, 4/1/2006	1,950,000		2,053,077

Wisconsin Power & Light,
Notes, 7%, 6/15/2007	1,500,000		1,639,601
			3,692,678

Health Care-2.9%
American Home Products,
Notes, 7.9%, 2/15/2005	5,000,000		5,117,610

Bristol-Myers Squibb,
Notes, 4.75%, 10/1/2006	7,750,000		8,040,083

Cardinal Health,
Notes, 6%, 1/15/2006	3,650,000		3,769,439
			16,927,132

Insurance-1.1%
Loews,
Notes, 6.75%, 12/15/2006	2,000,000		2,119,546

Prudential Financial,
Notes, 4%, 1/15/2009	4,000,000		4,053,720
			6,173,266

Media-1.3%
Disney (Walt),
Notes, 7.3%, 2/8/2005	7,500,000		7,666,597

Oil & Gas-.7%
Conoco,
Sr. Notes, 6.35%, 2009	3,397,000		3,774,892

Telecommunications-3.4%
AT&T Wireless Services,
Sr. Notes, 7.875%, 3/1/2011	8,000,000		9,441,304

Level 3 Communications,
Sr. Notes, 11%, 3/15/2008	5,000,000	[b]	3,850,000

Pacific Bell,
Notes, 6.125%, 5/02/2006	1,000,000		1,079,795

SBC Communications,
Notes, 5.75%, 5/2/2006	5,000,000		5,246,290
			19,617,389

U.S. Government Agencies-1.4%

Federal Home Loan Mortgage Corp.,
Notes, 2.375%, 2/15/2007	8,000,000		7,924,000

U.S. Treasury Notes-4.4%
3%, 2/15/2008	8,000,000	[b]	8,031,256
2.625%, 3/15/2009	6,000,000	[b]	5,852,346
6.5%, 2/15/2010	10,000,000	[b]	11,511,300
			25,394,902

Utilities--.3%
Alliant Energy Resources,	1,500,000		1,701,652
Notes, 7.375%, 11/9/2009

Total Bonds and Notes
(cost $162,585,731)			164,302,931

Other Investments-2.8%	Shares		Value($)

Registered Investment Companies;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $16,280,000)	16,280,000	[c]	16,280,000

Investment of Cash Collateral
for Securities Loaned-7.1%	Shares		Value($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $40,749,174)	40,749,174	[c]	40,749,174

Total Investments(cost $600,667,058)	106.9%		617,773,286

Liabilities, Less Cash and Receivables	(6.9%)		(39,906,069)

Net Assets	100.0%		577,867,217

a Non-income producing.
b All or a portion of these securities are on loan. At August 31, 2004, the total market value of the fund's securities on loan $39,444,777 and the total market value of the collateral held by the fund is $40,749,174.
c Investments in affiliated money market mutual funds.
d Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi annual reports previously filed with the Securities and Exchange
Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form
N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Balanced Opportunity Fund

By: /s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Stephen E. Canter Stephen E. Canter Chief Executive Officer
Date:
October 14, 2004
By: /s/ James Windels James Windels Chief Financial Officer
Date:
October 14, 2004

EXHIBIT INDEX
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)